Notes Payable and Long-Term Debt, Note Payable - IVG (Details) - Turning Point [Member] - Note Payable - IVG [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2018
Notes Payable and Long-Term Debt [Abstract]
Face amount		$ 4.0
Interest rate	6.00%
Maturity date	Mar. 05, 2020